7. Goodwill And Intangible Assets, Net (Details)	Dec. 31, 2012 CNY	Dec. 31, 2013 U.S. Dollars USD ($)	Dec. 31, 2013 Customer Relationships CNY	Dec. 31, 2012 Customer Relationships CNY	Dec. 31, 2013 Software [Member] CNY	Dec. 31, 2012 Software [Member] CNY	Dec. 31, 2013 Internally Generated Software CNY	Dec. 31, 2012 Internally Generated Software CNY	Dec. 31, 2013 Trademarks CNY	Dec. 31, 2012 Trademarks CNY
Weighted Average Amortization Period			4 years 5 months 22 days	4 years 5 months 22 days	5 years	5 years	4 years	4 years
Gross Carrying Amount	94,987,221		36,270,003	36,270,003	6,588,516	6,588,516	66,791,484	51,752,702	376,000	376,000
Accumulated Amortization	72,771,017		36,270,003	36,270,003	6,588,516	6,298,813	33,565,677	30,202,201
Net Book Value	22,216,204	$ 5,550,623				289,703	33,225,807	21,550,501	376,000	376,000